Intangibles, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Intangibles, Net [Abstract]
Finite-Lived Intangible Assets
	June 30, 2015	December 31, 2014
	(unaudited)
Patents	$80,000	$80,000
Less accumulated amortization	(49,000)	(46,000)
Net	$31,000	$34,000

	December 31, 2014	December 31, 2013
Patents	$80,000	$80,000
Less accumulated amortization	(46,000)	(39,000)
Net	$34,000	$41,000